[LOGO]                                               MONY LIFE INSURANCE COMPANY
                                                     1290 Avenue of the Americas
                                                     New York NY 10104

                                                     Dodie Kent
                                                     Vice President and
                                                     Associate General Counsel
                                                     212-314-3970
                                                     Fax: 212-707-1791

September 8, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MONY Variable Account A (the "Registrant")
           Registration Nos. 333-72714 and 811-06218; 333-92320 and 811-06218;
           333-92312 and 811-06218; 333-72259 and 811-06218; 033-37722 and
           811-06218; 033-37718 and 811-06218; and 033-38299 and 811-06218 (MONY
           Variable Annuity; MONY L Variable Annuity; MONY C Variable Annuity; MONY Custom Master; The MONYMaster, FPVA II; The ValueMaster; The MONYMaster, FPVA I; respectively.)

Commissioners:

MONY Life Insurance Company ("MONY"), on behalf of the Registrant, has sent to contract owners semi-annual reports for the period ended June 30, 2010 for the following mutual funds in which the Registrant invests:

o   AIM VARIABLE INSURANCE FUNDS - UNDERLYING FUNDS:
    -  Invesco V.I. Financial Services Fund;
    -  Invesco V.I. Global Health Care Fund;
    -  Invesco V.I. Technology Fund.

o   AXA PREMIER VIP TRUST - UNDERLYING FUNDS:
    -  AXA Aggressive Allocation Portfolio;
    -  AXA Conservative Allocation Portfolio;
    -  AXA Conservative-Plus Allocation Portfolio;
    -  AXA Moderate Allocation Portfolio;
    -  AXA Moderate-Plus Allocation Portfolio;
    -  Multimanager Multi-Sector Bond Portfolio;
    -  Multimanager Small Cap Growth Portfolio.

o   DREYFUS STOCK INDEX FUND, INC.
    -  Dreyfus Stock Index Fund, Inc.

o   EQ ADVISORS TRUST - UNDERLYING FUNDS:
    -  All Asset Allocation Portfolio;
    -  EQ/AllianceBernstein Small Cap Growth Portfolio;
    -  EQ/BlackRock Basic Value Equity Portfolio;
    -  EQ/Boston Advisors Equity Income Portfolio;
    -  EQ/Calvert Socially Responsible Portfolio;
    -  EQ/Capital Guardian Research Portfolio;
    -  EQ/Core Bond Index Portfolio;
    -  EQ/GAMCO Mergers and Acquisitions Portfolio;
    -  EQ/GAMCO Small Company Value Portfolio;
    -  EQ/Global Multi-Sector Equity Portfolio;
    -  EQ/Intermediate Government Bond Index Portfolio;
    -  EQ/International Growth Portfolio;
    -  EQ/Large Cap Value PLUS Portfolio;
    -  EQ/Lord Abbett Growth and Income Portfolio;
    -  EQ/Mid Cap Index Portfolio;
    -  EQ/Mid Cap Value PLUS Portfolio;
    -  EQ/Equity Growth PLUS;
    -  EQ/Money Market Portfolio;
    -  EQ/Montag & Caldwell Growth Portfolio;
    -  EQ/Morgan Stanley Mid Cap Growth Portfolio;
    -  EQ/PIMCO Ultra Short Bond Portfolio;
    -  EQ/Quality Bond PLUS Portfolio;
    -  EQ/Small Company Index Portfolio;
    -  EQ/T. Rowe Price Growth Stock Portfolio;
    -  EQ/UBS Growth and Income Portfolio.


o   FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - UNDERLYING FUNDS:
    -  Contrafund(R) Portfolio.

o   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS - UNDERLYING FUNDS:
    -  Franklin Income Securities Fund;
    -  Franklin Rising Dividends Securities Fund;
    -  Franklin Zero Coupon Fund 2010.

o   JANUS ASPEN SERIES - UNDERLYING FUNDS:
    -  Balanced Portfolio;
    -  Enterprise Portfolio;
    -  Forty Portfolio;
    -  Overseas Portfolio;
    -  Worldwide Portfolio.

o   MFS(R) VARIABLE INSURANCE TRUST - UNDERLYING SERIES:
    -  MFS(R) Utilities Series.

o   OPPENHEIMER VARIABLE ACCOUNT FUNDS - UNDERLYING FUNDS:
    -  Oppenheimer Global Securities Fund/VA.

o   PIMCO VARIABLE INSURANCE TRUST - UNDERLYING FUNDS:
    -  Global Bond Portfolio (Unhedged).

o   PROFUNDS - UNDERLYING FUNDS:
    -  ProFund VP Bear;
    -  ProFund VP Rising Rates Opportunity;
    -  ProFund VP UltraBull.

o   THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - UNDERLYING FUNDS:
    -  Invesco Van Kampen V.I. Global Value Equity.

o   VAN ECK VIP TRUST - INITIAL CLASS UNDERLYING FUNDS:
    -  VIP Global Bond;
    -  VIP Emerging Markets;
    -  VIP Global Hard Assets.

Some of the funds listed above may not be available under every contract offered by the Registrant.

MONY understands that the Funds have filed or will file their reports with the Commission under separate cover.

Please direct any question or comment to the undersigned.

Very truly yours,

/S/ Dodie Kent
--------------
    Dodie Kent